Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable, gross	$ 18,160	$ 9,484
Less: allowance for credit losses		(9,092)
Accounts receivable, net	$ 18,160	$ 392